Other non-current liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Other non-current liabilities
Other non-current liabilities
10.	Other non-current liabilities

Other non-current liabilities consist of the following:

	As of	As of
	December 31,	March 31,
	2022	2023
	RMB	RMB
Deposits received from franchisees	129,101	137,326
Asset retirement obligations	3,773	3,820
Others	8,889	8,817
Total	141,763	149,963

11.	Other non-current liabilities

Other non-current liabilities consist of the following:

	As of December 31,
	2021	2022
	RMB ‘000	RMB ‘000
Deposits received from franchisees	107,034	129,101
Deferred rent	204,056	—
Asset retirement obligations (Note 2(t))	3,597	3,773
Others	2,920	8,889
Total	317,607	141,763